ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Reclassifications out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net realized investment gain (loss)	$ 162	$ (18)	$ (538)
Income tax (expense) benefit	(28)	0	61
Net of taxes	$ 134	$ (18)	$ (477)